--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------


                                                                     New England
                                                          Massachusetts Tax Free
                                                                     Income Fund


                               [Graphic Omitted]

                                      Where
                                 The Best Minds
                                     Meet(R)

--------------------------
      June 30, 1999
--------------------------

                                                                     August 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

"Most investment
professionals I know
agree that proper
asset allocation is
a bedrock principle
of sound investing."

Dear Shareholder,

Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

Sincerely,
/s/ Bruce R. Speca
Bruce R. Speca
President and CEO

                 NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

                                        Investment Results Through June 30, 1999
--------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart appears here illustrating the growth of a $10,000 investment in the Massachusetts Tax Free Fund's Class A shares since 6/30/89 compared to the Lehman Municipal Index. The plot points for this chart are as follows:]

                           June 1989 through June 1999

                                                                Lehman Municipal
         Net Asset Value(1)       Maximum Sales Charge(2)         Bond Index(5)
         ------------------       -----------------------       ----------------
6/89          $10,000                   $ 9,575                     $10,000
6/90           10,416                     9,973                      10,681
6/91           11,241                    10,763                      11,643
6/92           12,583                    12,048                      13,014
6/93           14,148                    13,547                      14,570
6/94           13,890                    13,299                      14,599
6/95           14,951                    14,315                      15,883
6/96           15,920                    15,243                      16,937
6/97           17,176                    16,446                      18,462
6/98           18,526                    17,738                      20,060
6/99           18,796                    17,997                      20,614

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will differ from that shown based on differences in inception date, fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
  NOT FDIC INSURED               MAY LOSE VALUE              NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/99
-------------------------------------------------------------------------------------------------
  CLASS A (Inception 3/23/84)                6 MONTHS     1 YEAR    5 YEARS       10 YEARS
  Net Asset Value(1),(4)                       -1.4%       1.5%       6.2%          6.5%
  With Maximum Sales Charge(2),(4)             -5.6       -2.9        5.3           6.1
-------------------------------------------------------------------------------------------------

  CLASS B (Inception 9/13/93)                6 MONTHS    1 YEAR   5 YEARS     SINCE INCEPTION
  Net Asset Value(1),(4)                       -1.6%      -0.8%     5.6%          3.7%
  With CDSC(3),(4)                             -6.4       -4.0      5.2           3.6
-------------------------------------------------------------------------------------------------

                                                                                         SINCE
                                                                                        FUND'S
                                                                                        CLASS B
  COMPARATIVE PERFORMANCE                    6 MONTHS    1 YEAR   5 YEARS   10 YEARS   INCEPTION
  Lehman Municipal Bond Index(5)               -0.9%      2.8%      7.0%      7.4%       5.5%
  Lipper MA Municipal Debt Average(6)          -1.7       1.3       6.2       6.8        4.5
  Morningstar Muni Single State Long Avg.(7)   -1.5       1.5       6.2       6.8        4.5
-------------------------------------------------------------------------------------------------

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

                                                            YIELDS AS OF 6/30/99
--------------------------------------------------------------------------------
                                   CLASS A            CLASS B
  SEC 30-day Yield(8)                4.7%               4.2%
  Taxable Equivalent Yield(9)        8.2                7.5
--------------------------------------------------------------------------------

NOTES TO CHARTS

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.25% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1% sales charge on redemptions within the first year of purchase.

(4) The Fund waived certain fees and expenses during the period indicated and its average total return would have been lower had these fees not been waived.

(5) Lehman Municipal Bond Index is an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. The performance of the index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index. Class B since inception return is calculated from 9/30/93.

(6) Lipper Massachusetts Municipal Debt Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service. Class B since inception return is calculated from 9/30/93.

(7) Morningstar Muni Single State Long Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Class B since inception return is calculated from 9/30/93.

(8) SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines.

(9) Taxable equivalent yield is based on the maximum combined federal and MA income tax of 43.19%. A portion of income may be subject to federal, state or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

--------------------------------------------------------------------------------
                 NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND
--------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

[Photo of James Welch]
James Welch
Back Bay Advisors, L.P.

Q. How did New England Massachusetts Tax Free Income Fund perform over the past six months?

New England Massachusetts Tax Free Income Fund delivered a total return of -1.4% for Class A shares at net asset value for the six months ended June 30, 1999, including a $0.64 per share loss to $16.38 and the reinvestment of $0.42 per share in dividend distributions. Although disappointing, your Fund's performance was comparable to that of its peer group of 58 Massachusetts Municipal Debt Funds which ended the period with a return of -1.7%, as tracked by Lipper Inc.

Your Fund also continued to provide a high level of tax-free income. At the end of the period, your Fund's 30-day SEC yield for Class A shares was 4.7%, which translates into a taxable equivalent yield of 8.2%, based on the maximum combined federal and Massachusetts state income tax rate of 43.19%.

Q. What was the investment environment for Massachusetts municipal bonds during the period?

The investment climate for fixed income markets in general was challenging as the past six months have seen generally rising interest rates. Bonds in most sectors, including municipal securities, tended to decline in price. However, a generally favorable environment in Massachusetts helped mute the effects of rising interest rates and declining prices.

Supported by a robust national economy, the Massachusetts economy prospered. This economic strength helped generate higher tax revenues, which, in turn, increased the cash flow and improved the fiscal health and creditworthiness of state and local governments.

In addition, as we entered 1999, municipal bond yields were at historically high levels compared to U.S. Treasury yields. On both an absolute and relative basis, municipal bond yields at times were higher than those of their U.S. government counterparts -- providing individual investors more income than U.S. Treasuries, both before and after taxes.

Q. Did supply and demand impact the Massachusetts municipal market?

In contrast to taxable bonds, tax-exempt issues are greatly influenced by supply and demand. Throughout the period, investors flocked to Massachusetts municipal securities because of their extremely attractive yields as well as their total return potential.

In fact, the supply of Massachusetts municipal bonds fell short of demand. This imbalance of supply and demand prevented greater loss in the Fund's net asset value in a generally rising interest rate environment. Remember, as interest rates rise, bond prices fall. Over the past six months, municipal securities provided investors with a smart alternative to taxable investments, which were impacted to a greater degree by rising rates.

Q. What strategies did you use in managing the Fund?

We emphasized bonds that we believed would benefit from the state's positive economic and fiscal conditions, focusing on quality, income and value throughout the period.

As of June 30, 1999, the Fund's average credit quality was "AA" (as rated by Standard & Poor's), average maturity was 18.6 years and duration stood at 7.6 years.

Despite an overall lack of supply of Massachusetts municipal bonds, issuance of municipal bonds to finance the "Big Dig" Boston highway project remained heavy throughout the period. However, we continued to seek better value in sectors we felt were being overlooked.

For example, we saw attractive opportunities in the housing sector, which continued to reap the rewards of a strong economy. Higher interest rates, and therefore lower demand for mortgage refinancings, has also helped renew interest in these recently out-of-favor bonds.

We also increased the Fund's investment in the education sector, purchasing bonds issued by Tufts, Williams and Harvard, among others. Massachusetts is known for the quality of its higher education, which is reflected in the high credit quality of bonds issued by the state's many colleges and universities.

To free up assets for new investment opportunities, we decreased our exposure to health care issues. The future of the health care sector remains uncertain due to intense consolidation and profit pressures.

Finally, given the uncertain interest rate climate, we adopted a more defensive policy, focusing on bonds in the 15-20 year maturity range, which offered attractive yields yet greater liquidity and stability than longer-term issues.

Q. What is your outlook for Massachusetts municipal bonds over the next few months?

We are optimistic that the Massachusetts municipal market will continue its positive trend over the coming months.

Yields of Massachusetts municipal securities remain high on a relative basis when compared to taxable securities. In addition, we expect the state's economy to continue to flourish, helping municipalities to improve from a credit standpoint. Finally, an ongoing decline in supply could further enhance the performance of the Commonwealth's bonds.

Looking ahead, we aren't overly concerned about the Federal Reserve's decision to increase short-term interest rates. We think the municipal market has already absorbed most of the effects of higher rates, so any reaction to further rate hikes should be muted in our opinion.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, subject to capital gains tax. U.S. Treasury bills and U.S. government bonds fluctuate in value, but they are guaranteed as to the timely payment of interest and, if held to maturity, provide a guaranteed return of principal. Government guarantees apply to individual securities only and not to prices and yields of shares in a managed portfolio. See the Fund's prospectus for details.

                      Credit Quality Composition -- 6/30/99

                                AAA            43.1%
                                AA              9.2%
                                A              30.1%
                                BBB            12.2%
                                BB              2.6%
                                B               2.8%

                           Average Credit Quality = AA
                     Average Portfolio Maturity = 18.6 Years

           Quality is based on ratings provided by Standard & Poor's.
               Portfolio holdings and asset allocation will vary.

-----------------------------------------------------------------------------------------------------------------------------------
                                                       PORTFOLIO COMPOSITION
-----------------------------------------------------------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

TAX EXEMPT OBLIGATIONS -- 97.2% OF TOTAL NET ASSETS
                                                                                                   RATINGS (C)
                                                                                               ------------------
  PRINCIPAL                                                                                              STANDARD
   AMOUNT      DESCRIPTION                                                                     MOODY'S   & POOR'S        VALUE (A)
-----------------------------------------------------------------------------------------------------------------------------------
               GUAM -- 2.2%
$ 1,500,000    Airport Authority Revenue Bond, Series B, 6.600%, 10/01/2010 .................     --         BBB       $  1,602,315
  1,000,000    Housing Corporation, Single Family Mortgage, Series A,
                 5.750%, 9/01/2031, (FHLMC) .................................................     --         AAA          1,032,810
                                                                                                                       ------------
                                                                                                                          2,635,125
                                                                                                                       ------------
               MASSACHUSETTS BAY TRANSPORTATION AUTHORITY -- 3.1%
  4,000,000    General Transportation Systems Series C, 5.000% , 3/01/2024 ..................     Aa3        AA-          3,716,240
                                                                                                                       ------------
               MASSACHUSETTS DEVELOPMENT FINANCE AGENCY -- 6.8%
  2,300,000    Boston University, Series P, 6.000%, 5/15/2029 ...............................     A3         BBB+         2,418,726
  2,500,000    Boston University Series P, 6.000%, 5/15/2059 ................................     A3         BBB+         2,593,425
  3,150,000    Revenue, 5.900%, 11/01/2018 ..................................................     Ba2        --           3,054,429
                                                                                                                       ------------
                                                                                                                          8,066,580
                                                                                                                       ------------
               MASSACHUSETTS MUNICIPAL -- 14.8%
  2,000,000    Consolidated Loan, Series A, 7.625%, 6/01/2008 ...............................     Aaa        AA-          2,165,860
    990,000    Educational Loan Authority, 7.250%, 1/01/2009, (AMBAC) .......................     Aaa        AAA          1,030,055
  1,000,000    Haverhill, Series A, 7.000%, 6/15/2012, (FGIC) ...............................     Aaa        AAA          1,092,350
  3,000,000    New England Educational Loan, Sub-Issue H, 6.900%, 11/01/2009 ................     A3         --           3,369,840
  5,000,000    State Refunding, Series A, 6.500%, 11/01/2014, (MBIA) ........................     Aaa        AAA          5,708,750
  1,500,000    Wholesale Electric, 6.750%, 7/01/2008 ........................................     Baa2       BBB+         1,584,135
  2,500,000    Wholesale Electric, 6.750%, 7/01/2011 ........................................     Baa2       BBB+         2,632,425
                                                                                                                       ------------
                                                                                                                         17,583,415
                                                                                                                       ------------
               MASSACHUSETTS STATE HEALTH & EDUCATION FACILITY AUTHORITY -- 30.8%
  1,500,000    Beverly Hospital Ribs, 7.570%, 6/18/2020, (MBIA)(d) ..........................     Aaa        AAA          1,559,250
  3,000,000    Boston University Ribs, Series L, 9.791%, 10/01/2031, (MBIA) (d) .............     Aaa        AAA          3,384,030
  1,750,000    Charlton Memorial Hospital, Series B, 7.250%, 7/01/2013 ......................     --         A            1,884,645
  3,000,000    Dana Farber, Series G-1, 6.250%, 12/01/2022 ..................................     A1         A            3,184,800
  1,000,000    Faulkner Hospital, Series C, Pre-refunded, 6.000%, 7/01/2013 .................     Baa1       AAA          1,072,820
  4,000,000    Harvard University, Series N, 6.250%, 4/01/2020 (e) ..........................     Aaa        AAA          4,479,640
  2,400,000    Medical Center of Central Mass., CIass A, 7.000%, 7/01/2012 ..................     A3         AAA          2,570,952
  1,000,000    New England Baptist Hospital, Series B, 7.300%, 7/01/2011 ....................     Baa1       AAA          1,077,890
  1,220,000    New England Deaconess Hospital, Series D, 6.875%, 4/01/2022, (AMBAC) .........     Aaa        AAA          1,322,883
  1,190,000    New England Medical Center, Series F, 6.625%, 7/01/2025, (FGIC) ..............     Aaa        AAA          1,279,024
  6,000,000    Nichols College Issue, Series C, 6.000%, 10/01/2017 ..........................     --         BBB-         5,895,000
  2,000,000    Partners Healthcare Systems, Series B, 5.125%, 7/01/2019 .....................     A1         AA-          1,884,300
  3,340,000    Saints Memorial Medical Center, Series A, 6.000%, 10/01/2023 .................     Ba2        --           3,260,508
  1,500,000    Valley Regional Health System, Series B, Pre-refunded,
                 8.000%, 7/01/2018 ..........................................................     Aaa        --           1,593,855
  1,000,000    Valley Regional Health System, Series C,
                 6.250%, 7/01/2011, (Connie Lee) ............................................     -          AAA          1,100,290
  1,000,000    Wentworth Institue of Technology, Series A,
                 7.400%, 4/01/2010, (AMBAC) .................................................     Aaa        AAA          1,047,520
                                                                                                                       ------------
                                                                                                                         36,597,407
                                                                                                                       ------------
               MASSACHUSETTS STATE HOUSING FINANCE AGENCY -- 9.9%
    555,000    Multifamily Residential Development, Series A, 7.650%, 2/01/2028, (FNMA) .....     Aaa        AAA        $   567,399
  2,000,000    Residential Development, Series A, 6.900%, 11/15/2024, (FNMA) ................     Aaa        AAA          2,145,480
  2,500,000    Residential Development, Series E, 6.250%, 11/15/2012, (FNMA) ................     Aaa        AAA          2,653,650
  1,300,000    Residential Development, Series I, 6.900%, 11/15/2025, (FNMA) ................     Aaa        AAA          1,385,397
  2,960,000    Single Family Mortgage, Series 21, 7.125%, 6/01/2025 .........................     Aa         A+           3,112,499
  1,790,000    Single Family Mortgage, Series 32, 6.600%, 12/01/2026 ........................     Aa         A+           1,859,810
                                                                                                                       ------------
                                                                                                                         11,724,235
                                                                                                                       ------------
               MASSACHUSETTS STATE INDUSTRIAL FINANCE AGENCY -- 6.5%
  2,000,000    FHA Briscoe House Assisted Living, 7.125%, 2/01/2036 .........................     --         AAA          2,234,560
  5,000,000    Newton Group Property's Project, 8.000%, 9/01/2027 ...........................     --         --           5,463,650
                                                                                                                       ------------
                                                                                                                          7,698,210
                                                                                                                       ------------
               MASSACHUSETTS STATE TURNPIKE AUTHORITY -- 3.8%
  6,500,000    Metropolitan Highway System, Capital Appreciation, Senior Series C,
                 Zero Coupon, 1/01/2016, (MBIA) .............................................     Aaa        AAA          2,687,295
  1,945,000    Metropolitan, Senior Series A, 5.125%, 1/01/2023, (MBIA) .....................     Aaa        AAA          1,846,991
                                                                                                                       ------------
                                                                                                                          4,534,286
                                                                                                                       ------------
               MASSACHUSETTS WATER RESOURCE AUTHORITY -- 5.6%
  3,200,000    General Refunding, Series B, 5.000%, 3/01/2022, (MBIA) .......................     Aaa        AAA          2,990,048
  3,240,000    Series A, 6.500%, 7/15/2019 ..................................................     A1         A+           3,651,286
                                                                                                                       ------------
                                                                                                                          6,641,334
                                                                                                                       ------------
               PUERTO RICO -- 10.8%
  4,000,000    Aqueduct & Sewer Authority, 6.250%, 7/01/2013 ................................     Baa1       A            4,451,720
  1,460,000    Aqueduct & Sewer Authority, 10.250%, 7/01/2009 ...............................     Aaa        AAA          1,899,168
  2,000,000    Aqueduct & Sewer Authority, Refunding Bond, 6.250%, 7/01/2012 ................     Baa1       A            2,234,640
  4,125,000    Commonwealth Highway & Transportation Series Y, 5.500%, 7/01/2026 ............     Baa1       A            4,162,785
                                                                                                                       ------------
                                                                                                                         12,748,313
                                                                                                                       ------------
               VIRGIN ISLANDS -- 2.9%
  3,045,000    Public Financial Authority, Series A, 7.250%, 10/01/2018 .....................     --         AAA          3,379,189
                                                                                                                       ------------
               Total Tax Exempt Obligations (Identified Cost $111,331,007) ..................                           115,324,334
                                                                                                                       ------------

               OPTIONS CONTRACTS -- 0.0%

-----------------------------------------------------------------------------------------------------------------------------------
        150   U.S. Treasury Bonds Futures, 110 Put, July 1999 ...............................                                 7,031
                                                                                                                       ------------
               Total Options (Identified Cost $26,531) ......................................                                 7,031
                                                                                                                       ------------
SHORT TERM INVESTMENT -- 1.3%

$ 1,551,000   Household Finance Corp., 5.500%, 7/01/1999 ....................................                          $  1,551,000
                                                                                                                       ------------
              Total Short Term Investment (Identified Cost $1,551,000) ......................                             1,551,000
                                                                                                                       ------------
              Total Investments -- 98.5% (Identified Cost $112,908,538) (b) .................                           116,882,365
              Other assets less liabilities .................................................                             1,787,691
                                                                                                                       ------------
              Total Net Assets-- 100% .......................................................                          $118,670,056
                                                                                                                       ============

(a) See Note 1a of Notes to Financial Statements.
(b) Federal Tax Information: At June 30, 1999 the net unrealized appreciation on investments based on cost of $112,908,538 for federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an
    excess of value over tax cost ...........................................................                          $  4,767,603
    Aggregate gross unrealized depreciation for all investments in which there is an
      excess of tax cost over value. ........................................................                              (793,776)
                                                                                                                       ------------
    Net unrealized appreciation .............................................................                          $  3,973,827
                                                                                                                       ============

    As of December 31, 1998, the Fund had a capital loss carryforward of $806,566 expiring December 31, 2002.
(c) The ratings shown are believed to be the most recent ratings available at June 30, 1999. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 1999. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.
(d) Inverse floating rate security
(e) A portion of this security ($2,000,000 par) has been segregated as collateral in connection with the Fund's derivative investments at June 30, 1999.

LEGEND OF PORTFOLIO ABBREVIATIONS:
AMBAC      -- American Municipal Bond Assurance Corp.
Connie Lee -- College Construction Loan Insurance Association
FGIC       -- Financial Guarantee Insurance Company
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
MBIA       -- Municipal Bond Investors Assurance Corp.
Rib        -- Residual interest bond

                                          See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------
                              STATEMENT OF ASSETS & LIABILITIES
---------------------------------------------------------------------------------------------

June 30, 1999
(unaudited)

ASSETS
  Investments at value (Identified Cost $112,908,538) ......                    $116,882,365
  Cash .....................................................                             456
  Receivable for:
    Fund shares sold .......................................                          80,615
    Accrued interest .......................................                       2,090,050
                                                                                ------------
                                                                                 119,053,486

LIABILITIES
Payable for:
     Fund shares redeemed ................................      $ 106,347
     Dividends declared ..................................        131,030
Accrued expenses:
Management fees ..........................................         85,268
Deferred trustees' fees ..................................         12,347
Accounting and administrative ............................          7,360
Other expenses ...........................................         41,078
                                                                ---------
                                                                                     383,430
                                                                                ------------
NET ASSETS ...............................................                      $118,670,056
                                                                                ============
  Net Assets consist of:
    Capital paid in ......................................                      $116,963,200
    Undistributed net investment income ..................                            26,502
    Accumulated net realized gains (losses) ..............                        (2,293,473)
    Unrealized appreciation (depreciation) on investments.                         3,973,827
                                                                                ------------

NET ASSETS ...............................................                      $118,670,056
                                                                                ============
  Computation of net asset value and offering price:
  Net asset value and redemption price of Class A shares
  ($109,819,201 / 6,702,513 shares of beneficial interest)                          $  16.38
                                                                                    ========
  Offering price per share (100 / 95.75 of $16.38) .......                          $  17.11*
                                                                                    ========
  Net asset value and offering price of Class B shares
  ($8,850,855 / 541,331 shares of beneficial interest) ...                          $  16.35**
                                                                                    ========

*   Based upon single purchases of less than $50,000.
    Reduced sales charges apply for purchases in excess of this amount.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                       See accompanying notes to financial statements.


---------------------------------------------------------------------------------------------
                                   STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
  Interest .................................................                    $  3,559,950

  Expenses
    Management fees ........................................    $ 352,209
    Service fees - Class A .................................      196,386
    Service and distribution fees - Class B ................       44,139
    Trustees' fees and expenses ............................        5,389
    Accounting and administrative ..........................       22,544
    Custodian ..............................................       43,846
    Transfer agent .........................................      111,603
    Audit and tax services .................................       13,475
    Legal ..................................................        1,578
    Printing ...............................................        6,382
    Registration ...........................................        7,722
    Insurance ..............................................        1,200
    Miscellaneous ..........................................        8,890
                                                                ---------
  Total expenses ...........................................      815,363
  Less expenses waived by the investment adviser and
    subadviser .............................................     (181,433)           633,930
                                                                ---------       ------------
Net investment income ......................................                       2,926,020

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS
    AND FUTURES CONTRACTS

    Realized gain (loss) on:
      Investments-- net ....................................     (223,951)
      Futures contracts-- net ..............................       66,369
      Options contracts-- net ..............................      (82,878)
                                                                ---------
      Total realized gain (loss) on investments ............     (240,460)
                                                                ---------
    Unrealized appreciation (depreciation) on:
      Investments -- net ...................................   (4,369,195)
                                                                ---------
       Total unrealized appreciation (depreciation)
         on investments ....................................   (4,369,195)
                                                               ----------
Net gain (loss) on investment transactions ...............                        (4,609,655)
                                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....                      $ (1,683,635)
                                                                                ============

                       See accompanying notes to financial statements.


---------------------------------------------------------------------------------------------
                              STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------

(unaudited)

                                                                                SIX MONTHS
                                                              YEAR ENDED          ENDED
                                                              DECEMBER 31,       JUNE 30,
                                                                   1998            1999
                                                              -------------    -------------

FROM OPERATIONS

  Net investment income ...................................   $   5,907,941    $   2,926,020
  Net realized gain (loss) on investments .................         631,480         (240,460)
  Net unrealized appreciation (depreciation) on investments        (770,037)      (4,369,195)
                                                              -------------    -------------
  Increase (decrease) in net assets from operations .......       5,769,384       (1,683,635)
                                                              -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ...............................................      (5,592,703)      (2,717,372)
    Class B ...............................................        (353,477)        (185,693)
  Net realized gain on investments
    Class A ...............................................        (546,044)               0
    Class B ...............................................         (43,269)               0
                                                              -------------    -------------
                                                                 (6,535,493)      (2,903,065)
                                                              -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM CAPITAL SHARE TRANSACTIONS .................       2,433,927          320,862
                                                              -------------    -------------
Total increase (decrease) in net assets ...................       1,667,818       (4,265,838)

NET ASSETS
  Beginning of the period .................................     121,268,076      122,935,894
                                                              -------------    -------------
  End of the period .......................................   $ 122,935,894    $ 118,670,056
                                                              =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period .......................................   $       3,547    $      26,502
                                                              =============    =============

                       See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                      FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                                                  CLASS A
                                                                       ----------------------------------------------------------
                                                                                                                       SIX MONTHS
                                                                                    YEAR ENDED DECEMBER 31,              ENDED
                                                                       ----------------------------------------------   JUNE 30,
                                                                         1994     1995      1996      1997      1998      1999
                                                                       -----------------------------------------------   -------
Net Asset Value, Beginning of Period ...............................   $ 17.27   $ 15.10   $ 16.85   $ 16.50   $ 17.13   $ 17.02
                                                                       -------   -------   -------   -------   -------   -------
Income From Investment Operations
Net Investment Income ..............................................      0.89      0.88      0.87      0.86      0.86      0.42
Net Realized and Unrealized Gain (Loss) on Investments .............     (2.15)     1.76     (0.35)     0.63     (0.04)    (0.64)
                                                                       -------   -------   -------   -------   -------   -------
Total From Investment Operations ...................................     (1.26)     2.64      0.52      1.49      0.82     (0.22)
                                                                       -------   -------   -------   -------   -------   -------
Less Distributions
Dividends From Net Investment Income ...............................     (0.89)    (0.89)    (0.87)    (0.86)    (0.85)    (0.42)
Distributions in Excess of Net Investment Income ...................     (0.02)     0.00      0.00      0.00      0.00      0.00
Distributions From Net Realized Gains ..............................      0.00      0.00      0.00      0.00     (0.08)     0.00
                                                                       -------   -------   -------   -------   -------   -------
Total Distributions ................................................     (0.91)    (0.89)    (0.87)    (0.86)    (0.93)    (0.42)
                                                                       -------   -------   -------   -------   -------   -------
Net Asset Value, End of Period .....................................   $ 15.10   $ 16.85   $ 16.50   $ 17.13   $ 17.02   $ 16.38
                                                                       =======   =======   =======   =======   =======   =======
Total Return (%) (b) ...............................................      (7.4)     17.8       3.2       9.3       4.9      (1.4)
Ratio of Operating Expenses to Average
 Net Assets (%) (a) ................................................      0.85      0.85      0.90      1.00      1.00      1.00(c)
Ratio of Net Investment Income to
 Average Net Assets (%) ............................................      5.63      5.46      5.31      5.17
                                                                                                                  4.93      4.88(c)
Portfolio Turnover Rate (%) ........................................        48       127       140       132       125        87
Net Assets, End of Period (000) ....................................  $107,565  $120,229  $112,934  $113,869  $113,910  $109,819

(a) The ratio of operating expenses to average net assets without giving effect to voluntary expense limitations described in
    Note 4 to the Financial Statements would have been (%) .........      1.24      1.24      1.27      1.29      1.31      1.30
(b) A sales charge is not reflected in total return calculations.
(c) Computed on an annualized basis.

                                         See accompanying notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
                                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                                                    CLASS B
                                                                       -----------------------------------------------------------
                                                                                                                        SIX MONTHS
                                                                                YEAR ENDED DECEMBER 31,                   ENDED
                                                                       -----------------------------------------------   JUNE 30,
                                                                         1994     1995      1996      1997      1998      1999
                                                                       -----------------------------------------------   -------
Net Asset Value, Beginning of Period ...............................   $ 17.26   $ 15.08   $ 16.82   $ 16.47   $ 17.09   $ 16.98
                                                                       -------   -------   -------   -------   -------   -------
Income From Investment Operations
Net Investment Income ..............................................      0.77      0.78      0.75      0.76      0.74      0.36
Net Realized and Unrealized Gain (Loss) on Investments .............     (2.14)     1.74     (0.34)     0.62     (0.03)    (0.63)
                                                                       -------   -------   -------   -------   -------   -------
Total From Investment Operations ...................................     (1.37)     2.52      0.41      1.38      0.71     (0.27)
                                                                       -------   -------   -------   -------   -------   -------
Less Distributions
Dividends From Net Investment Income ...............................     (0.79)    (0.78)    (0.76)    (0.76)    (0.74)    (0.36)
Distributions in Excess of Net
 Investment Income .................................................     (0.02)     0.00      0.00      0.00      0.00      0.00
Distributions From Net Realized Gains ..............................      0.00      0.00      0.00      0.00     (0.08)     0.00
                                                                       -------   -------   -------   -------   -------   -------
Total Distributions ................................................     (0.81)    (0.78)    (0.76)    (0.76)    (0.82)    (0.36)
                                                                       -------   -------   -------   -------   -------   -------
Net Asset Value, End of Period .....................................   $ 15.08   $ 16.82 $   16.47   $ 17.09   $ 16.98   $ 16.35
                                                                       =======   =======   =======   =======   =======   =======
Total Return (%) (b) ...............................................      (8.0)     17.0       2.6       8.6       4.2      (1.6)
Ratio of Operating Expenses to Average Net Assets (%) (a) ..........      1.50      1.50      1.55      1.65      1.65      1.65(c)
Ratio of Net Investment Income to Average Net Assets (%) ...........      4.98      4.81      4.66      4.52      4.28      4.23(c)
Portfolio Turnover Rate (%) ........................................        48       127       140       132       125        87
Net Assets, End of Period (000) ....................................   $ 4,523   $ 6,697   $ 7,442   $ 7,399   $ 9,026   $ 8,851

(a) The ratio of operating expenses to average net assets without giving effect to voluntary expense limitations described in
    Note 4 to the Financial Statements would have been (%) .........      1.89      1.89      1.92      1.94      1.96      1.95
(b) A contingent deferrred sales charge is not reflected in total return calculations.
(c) Computed on an annualized basis.

                                         See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Fund seeks a high level of current income exempt from federal income tax and Massachusetts personal income tax. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares is a "Fund").

The Fund offers both Class A and Class B shares. Class A shares are sold with a maximum front end sales charge of 4.25%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund was liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. SECURITY VALUATION. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

b. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

c. OPTIONS. The Fund uses options to hedge against changes in the values of securities the Fund owns or expects to purchase. Writing puts and buying calls tends to increase the Fund's exposure to the underlying instrument and writing calls or buying puts tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

For options purchased to hedge the Fund's investments, the potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty is unable to perform. The maximum loss for purchased options is limited to premium initially paid for the option. For options written by the Fund, the maximum loss is not limited to the premium initially received for the option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over the counter are valued using prices supplied by dealers.

d. INTEREST RATE FUTURES CONTRACTS. The Fund may purchase and sell interest rate futures contracts to hedge against changes in the values of securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the Fund may not be able to close out its futures positions due to an illiquid secondary market.

e. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

f. Dividends and Distributions to Shareholders. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of market discount for book and tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts.

g. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999 purchases and sales of securities (excluding short-term investments) were $52,567,513 and $54,644,105, respectively.

Transactions in written options for the six months ended June 30, 1999 are summarized as follows:
                                                   WRITTEN OPTIONS
                                                -------------------
                                                NUMBER OF  PREMIUMS
                                                CONTRACTS  RECEIVED
                                                ---------  --------

    Open at December 31, 1998                     (100)    $ (38,662)
    Contracts opened                            (1,675)     (665,822)
    Contracts closed                             1,775       704,484
                                                ------     ---------
    Open at June 30, 1999                            0     $       0
                                                ======     =========

3a. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.60% of the first $100 million of the Fund's average daily net assets and 0.50% of such assets in excess of $100 million reduced by payments to the Fund's investment subadviser, Back Bay Advisors L.P. ("Back Bay"), at the rate of 0.30% of the first $100 million of the Fund's average daily net assets and 0.25% of such assets in excess of $100 million. Certain officers and directors of NEFM are also officers or Trustees of the Fund. NEFM and Back Bay are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife").

Fees earned by NEFM and Back Bay under the management and subadvisory agreements in effect during the period ended June 30, 1999 are as follows:

                         Fees Earned (a)
                         ---------------
                      NEFM        $ 176,105
                      Back Bay      176,104
(a) Before reduction pursuant to voluntary expense limitations. See note 4.

The effective annualized management fee for the six months ended June 30, 1999 was 0.58%.

b. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999 these expenses amounted to $22,544 and are shown separately in the financial statements as accounting and administrative.

c. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service and Distribution Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Plans, the Fund pays New England Funds L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A and Class B shares, as reimbursement for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A and Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $140,276 and $11,035 in service fees for Class A and Class B shares, respectively.

Also under the Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A shares and 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class A and Class B shares, respectively. For the six months ended June 30, 1999, the Fund paid New England Funds $56,110 and $33,104 in distribution fees for Class A and Class B shares, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1999, amounted to $85,948.

d. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as a sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $96,803 as compensation for its services.

e. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates, other than registered investment companies. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. EXPENSE LIMITATIONS. Effective September 1, 1996 until further notice to the Fund, Back Bay and NEFM have voluntarily agreed to reduce their management fees and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.00% of the Fund's Class A average daily net assets, and 1.65% of Class B average daily net assets. Prior to this date, effective May 1, 1991, Back Bay and NEFM had voluntarily agreed to reduce their management fees and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of the Fund's Class A average daily net assets and, effective September 13, 1993, 1.50% of Class B average daily net assets. As a result of the Fund's expenses exceeding the applicable voluntary expense limitation during the six months ended June 30, 1999, Back Bay reduced its subadvisory fee by $90,716 and NEFM reduced its advisory fee by $90,717.

5. CONCENTRATION OF CREDIT. The Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations. The Fund had the following industry concentrations in excess of 10% on June 30, 1999 as a percentage of the Fund's total net assets: College (24.0%), Hospital (12.0%), Water and Sewer (12.0%), Housing (11.0%) and Highway (11.0%) . The Fund had investments in securities of issuers insured by Municipal Bond Investors Assurance Corporation (MBIA) which aggregates 25.0% of its total net assets at June 30, 1999.

6. CAPITAL SHARES. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital shares. Transactions in capital shares were as follows:

                                                                       YEAR ENDED                  SIX MONTHS ENDED
                                                                   DECEMBER 31, 1998                JUNE 30, 1999
CLASS A                                                         SHARES           AMOUNT         SHARES         AMOUNT
-------                                                       ----------       -----------     --------       ----------
  Shares sold ..............................................   1,003,641      $ 17,141,843      289,201      $ 4,890,071
  Shares issued in connection with the reinvestment of:
   Dividends from net investment income ....................     234,443         3,998,786      119,231        2,008,184
   Distributions from net realized gain ....................      25,725           437,073            0                0
                                                              ----------      ------------     --------      -----------
                                                               1,263,809        21,577,702      408,432        6,898,255
  Shares repurchased .......................................  (1,219,436)      (20,828,010)    (398,939)      (6,735,728)
                                                              ----------      ------------     --------      -----------
  Net increase (decrease) ..................................      44,373      $    749,692        9,493      $   162,527
                                                              ----------       -----------     --------      -----------

                                                                     YEAR ENDED                    SIX MONTHS ENDED
                                                                  DECEMBER 31, 1998                 JUNE 30, 1999
                                                              ----------------------------     -------------------------
CLASS B                                                        SHARES            AMOUNT         SHARES         AMOUNT
-------                                                       ----------      ------------     --------      -----------
  Shares sold ..............................................     139,399      $  2,380,236       54,816      $   919,203
  Shares issued in connection with the reinvestment of:
   Dividends from net investment income ....................      15,918           271,316        8,577          144,126
   Distributions from net realized gain ....................       2,236            37,896            0                0
                                                              ----------      ------------     --------      -----------
                                                                 157,553         2,689,448       63,393        1,063,329
  Shares repurchased .......................................     (58,973)       (1,005,213)     (53,476)        (904,994)
                                                              ----------      ------------     --------      -----------
  Net increase (decrease) ..................................      98,580      $  1,684,235        9,917      $   158,335
                                                              ----------      ------------     --------      -----------
Increase (decrease) derived from capital share transactions      142,953      $  2,433,927       19,410      $   320,862
                                                              ==========      ============     ========      ===========

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------
TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME Distributions - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges. A small portion of income may be subject to federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

                                           FIVE GOOD REASONS TO INVEST REGULARLY
--------------------------------------------------------------------------------

1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market.

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high. Because this program involves continuous investment in securities regardless of fluctuating prices, the investor should consider his or her financial ability to continue purchases during periods of high or low prices.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

Past performance is no guarantee of future results. Please call New England Funds for a prospectus, which contains more information, including charges and other ongoing expenses. Please read prospectus carefully before you invest.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at
                                 www.NASDR.com.

       Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999.
       Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

    This material represents Year 2000 Readiness Disclosure pursuant to the Year 2000 Information and Readiness Disclosure Act.

                                                              ------------------
         [LOGO](R)                                                BULK RATE
   NEW ENGLAND FUNDS(R)                                          U.S. POSTAGE
Where The Best Minds Meet(R)                                         PAID
                                                                 BROCKTON, MA
                                                                PERMIT NO. 770
                                                              ------------------


  ---------------------
   399 Boylston Street

  Boston, Massachusetts

           02116
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      MA58-0699

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